UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:  BlackRock Long-Horizon Equity Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canada — 1.5%
Magna International, Inc.	162,972	$5,637,201
China — 2.8%
Baidu, Inc. — ADR (a)	66,887	10,920,640
Denmark — 2.5%
Novo Nordisk A/S, Class B	170,568	9,529,362
France — 3.3%
AXA SA	516,117	12,754,659
India — 4.2%
HDFC Bank Ltd.	884,046	16,118,210
Israel — 3.2%
Teva Pharmaceutical Industries Ltd. — ADR	197,534	12,144,390
Netherlands — 9.5%
ASML Holding NV	110,751	10,164,965
ING Groep NV CVA	1,075,986	12,257,944
Royal Dutch Shell PLC, Class A	642,040	14,025,679

		36,448,588
South Korea — 3.1%
Samsung Electronics Co. Ltd., Preference Shares	14,069	11,835,638
United Kingdom — 14.2%
AstraZeneca PLC	338,004	21,764,255
Delta Topco Ltd., (Acquired 5/02/12, cost $962,533) (b)	1,559,597	683,104
Imperial Tobacco Group PLC (a)	373,542	20,225,651
Lloyds Banking Group PLC	12,744,813	11,940,067

		54,613,077
United States — 51.8%
AbbVie, Inc.	219,219	12,035,123
Allergan PLC (a)	44,788	12,739,051
Alphabet, Inc., Class C (a)	23,182	17,223,067
AutoZone, Inc. (a)	24,891	19,101,105
Cigna Corp.	63,534	8,488,142
Citigroup, Inc.	433,072	18,440,206
Citizens Financial Group, Inc.	511,033	10,859,451
Comcast Corp., Class A	258,157	14,381,926
Crane Co.	183,919	8,783,971
H&R Block, Inc.	532,630	18,136,052
JPMorgan Chase & Co.	285,683	16,998,139
Union Pacific Corp.	176,523	12,709,656
United Technologies Corp.	161,009	14,118,879
Western Digital Corp.	310,803	14,912,328

		198,927,096
Total Common Stocks — 96.1%		368,928,861

Corporate Bonds	Par (000)		Value
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/12 (a)(c)(d)	USD	1,000	$10,000
United Kingdom — 0.4%
Delta Topco Ltd., (Acquired 5/02/12, cost $1,330,603), 10.00%, 11/24/60 (b)		1,439	1,443,004
Total Corporate Bonds — 0.4%			1,453,004

Preferred Stocks		Shares
United States — 1.8%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007),0.00% (b)		532,725	7,000,007
Total Long-Term Investments (Cost — $367,073,410) — 98.3%			377,381,872

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (e)(f)		4,266,727	4,266,727
Total Short-Term Securities (Cost — $4,266,727) — 1.1%			4,266,727
Total Investments (Cost — $371,340,137*) — 99.4%			381,648,599
Other Assets Less Liabilities — 0.6%			2,154,486

Net Assets — 100.0%			$383,803,085

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$371,556,395

Gross unrealized appreciation	$45,723,045
Gross unrealized depreciation	(35,630,841)

Net unrealized appreciation	$10,092,204

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
USD	U.S. Dollar

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $9,126,115 and an original cost of $9,293,143 which was 2.4% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Zero-coupon bond.

(e)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2015	Net Activity	Shares/Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,575,834	(4,309,107)	4,266,727	$6,553
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$62	[1]
[1] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

2	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Canada	$5,637,201	—	—	$5,637,201
China	10,920,640	—	—	10,920,640
Denmark	—	$9,529,362	—	9,529,362
France	—	12,754,659	—	12,754,659
India	—	16,118,210	—	16,118,210
Israel	12,144,390	—	—	12,144,390
Netherlands	—	36,448,588	—	36,448,588
South Korea	—	11,835,638	—	11,835,638
United Kingdom	—	53,929,973	$683,104	54,613,077
United States	198,927,096	—	—	198,927,096
Corporate Bonds	—	—	1,453,004	1,453,004
Preferred Stocks	—	—	7,000,007	7,000,007
Short-Term Securities	4,266,727	—	—	4,266,727

Total	$231,896,054	$140,616,430	$9,136,115	$381,648,599

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $366 is categorized as Level 1 within the disclosure hierarchy.

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Common Stocks	—	$(15,659,762)	$15,659,762	—
[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2015	$740,809	$1,451,853	$7,000,007	$9,192,669
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(57,705)	1,151	—	(56,554)
Purchases	—	—	—	—
Sales	—	—	—
Closing Balance as of January 31, 2016	$683,104	$1,453,004	$7,000,007	$9,136,115

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016	$(57,705)	$1,151	—	$(56,554)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,000.

	Value	Valuation Techniques	Unobservable Inputs	Unobservable Inputs Utilized
Assets:
Common Stocks	$683,104	Market Comparables	Run Rate EBITDA Multiple[1]	21.0x
Corporate Bonds	1,443,004	Market Comparables	Run Rate EBITDA Multiple[1]	21.0x
Preferred Stocks	7,000,007	Cost[2]	N/A	—

Total	$9,126,115

4	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]    The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2016